DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 5) (Derivatives not designated as hedging instruments, Foreign exchange forward contracts, CAD)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Derivatives not designated as hedging instruments | Foreign exchange forward contracts
Derivative Financial Instruments
Amount of Gains Recognized in Income on Derivatives	566	10